Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Additional paid in capital		Foreign currency cumulative translation reserve	Accumulated deficit	Total
BALANCE at Dec. 31, 2023		$ 124		$ 100,237		$ (2,053)	$ (95,428)	$ 2,880
BALANCE (in Shares) at Dec. 31, 2023	[1]	430,349
Comprehensive loss for the period							(1,581)	(1,581)
Issuance of shares and warrants, net of issuance costs				5,268				5,268
Issuance of shares and warrants, net of issuance costs (in Shares)	[1]	607,684
Exercise of prefunded warrants					[2]				[2]
Exercise of prefunded warrants (in Shares)	[1]	129,778
Warrants reclassified to equity				700				700
Warrants classified to liabilities				(1,649)				(1,649)
Exercise of options				3				3
Exercise of options (in Shares)	[1]	361
Share-based compensation				915				915
Share-based compensation (in Shares)	[1]	23,579
BALANCE at Jun. 30, 2024		$ 124		105,474		(2,053)	(97,009)	6,536
BALANCE (in Shares) at Jun. 30, 2024	[1]	1,191,751
BALANCE at Dec. 31, 2024		$ 124		108,615		(2,053)	(102,200)	$ 4,486
BALANCE (in Shares) at Dec. 31, 2024		1,618,958	[1]					1,618,958	[3]
Comprehensive loss for the period							(7,454)	$ (7,454)
Issuance of shares and warrants, net of issuance costs				3,348				3,348
Issuance of shares and warrants, net of issuance costs (in Shares)	[1]	1,061,250
Share-based compensation				813				813
Share-based compensation (in Shares)	[1]	46,840
BALANCE at Jun. 30, 2025		$ 124		$ 112,776		$ (2,053)	$ (109,654)	$ 1,193
BALANCE (in Shares) at Jun. 30, 2025		2,727,048	[1]					2,727,048	[3]

[1]	Post reverse split – see Note 5A.
[2]	Less than one thousand U.S. dollars.
[3]	Post reverse split, see Note 5A.